CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (FY) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Common Stock
Issuance costs	$ 430
Series A Non-Voting Convertible Preferred Stock
Issuance costs	991
Underwritten Registered Offering
Issuance costs	$ 2,605